3. Research and Development Expenses (June 30, 2017 Note) (Tables)	3 Months Ended
Jun. 30, 2017
Research and Development [Abstract]
Research and Development Expenses
	June 30,	June 30,
	2017	2016
Three months ended	$157,463	$117,664